PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 523,113	$ 511,967	$ 493,069
Less: Accumulated depreciation and amortization	(206,451)	(188,877)	(148,088)
Total	316,662	323,090	344,981
Aircraft
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	475,360	473,509	471,972
Software development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,233	22,414	13,491
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,799	9,560	4,359
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,934	1,846	1,378
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,424	1,424	1,424
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,892	1,321	374
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,671	1,296
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 800	$ 597	$ 71